LEASES - Schedule of Maturities of Lease Liabilities (Details) ¥ in Millions	Jun. 30, 2024 CNY (¥)
Total Operating Leases
Remainder of 2024	¥ 2,043
2025	4,014
2026	3,840
2027	3,704
2028	3,509
Thereafter	24,281
Total minimum lease payments	41,391
Less: amount representing interest	13,526
Present value of minimum lease payments	27,865
Total Finance Leases
Remainder of 2024	76
2025	155
2026	156
2027	160
2028	162
Thereafter	3,910
Total minimum lease payments	4,619
Less: amount representing interest	1,987
Present value of minimum lease payments	¥ 2,632